Cover	Dec. 27, 2023
Cover [Abstract]
Document Type	424B3
Entity Registrant Name	NIAGARA INCOME OPPORTUNITIES FUND
Entity Central Index Key	0001990685
Amendment Flag	false
Document Information [Line Items]
Entity Registrant Name	NIAGARA INCOME OPPORTUNITIES FUND